Property, plant and equipment - Capital commitments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipment
Contracted for	$ 101	$ 116	$ 33
Not contracted for	14	20	7
Total	$ 115	$ 136	$ 40